PORTFOLIO OF INVESTMENTS

3RD QUARTER

USAA SCIENCE & TECHNOLOGY FUND

APRIL 30, 2019

48495-0619	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Science & Technology Fund

April 30, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (98.0%)
	COMMON STOCKS (97.8%)
	Communications (19.4%)
	Internet (19.2%)
131,196	Alibaba Group Holding Ltd. ADR(a)	$24,346
34,318	Alphabet, Inc. “A”(a)	41,146
42,868	Amazon.com, Inc.(a)	82,586
96,394	Expedia Group, Inc.	12,516
283,639	Facebook, Inc. “A”(a)	54,856
148,290	GoDaddy, Inc. “A”(a)	12,086
843,300	Meituan Dianping “B”(a),(b)	6,127
10,961	MercadoLibre, Inc.(a)	5,307
59,846	Netflix, Inc.(a)	22,175
57,959	Spotify Technology S.A.(a)	7,869
118,812	Tencent Holdings Ltd.	5,876
204,813	Yandex N.V. “A”(a)	7,666

		282,556

	Telecommunications (0.2%)
22,750	Motorola Solutions, Inc.	3,297

	Total Communications	285,853

	Consumer, Non-cyclical (33.9%)
	Agriculture (0.1%)
53,081	Genus plc	1,669

	Biotechnology (3.2%)
227,633	Alder Biopharmaceuticals, Inc.(a)	3,094
35,339	Alnylam Pharmaceuticals, Inc.(a)	3,157
41,576	Arena Pharmaceuticals, Inc.(a)	1,902
49,520	Assembly Biosciences, Inc.(a)	781
49,683	Audentes Therapeutics, Inc.(a)	1,877
13,824	Biogen, Inc.(a)	3,169
33,047	Bluebird Bio, Inc.(a)	4,687
47,504	Calithera Biosciences, Inc.(a)	293
89,363	CytomX Therapeutics, Inc.(a)	850
71,665	Forty Seven, Inc.(a)	1,361
15,950	Genmab A/S(a)	2,648
114,517	GlycoMimetics, Inc.(a)	1,394
29,229	Incyte Corp.(a)	2,245
100,405	Karyopharm Therapeutics, Inc.(a),(b)	469
79,095	Medicines Co.(a),(b)	2,527
46,095	Neon Therapeutics, Inc.(a)	284
39,106	Radius Health, Inc.(a)	861
370,642	Rigel Pharmaceuticals, Inc.(a),(b)	826
68,445	Seattle Genetics, Inc.(a)	4,639
121,372	Syndax Pharmaceuticals, Inc.(a)	868
23,418	Ultragenyx Pharmaceutical, Inc.(a)	1,546
46,457	Vertex Pharmaceuticals, Inc.(a)	7,850
23,500	WaVe Life Sciences Ltd.(a),(b)	623

		47,951

1 | USAA Science & Technology Fund

Number of Shares	Security	Market Value (000)
	Commercial Services (13.7%)
101,292	Equifax, Inc.	$12,758
128,656	FleetCor Technologies, Inc.(a)	33,573
325,936	Global Payments, Inc.	47,609
89,013	HMS Holdings Corp.(a)	2,709
339,359	PayPal Holdings, Inc.(a)	38,270
223,516	Total System Services, Inc.	22,852
213,024	TransUnion	14,837
142,302	WEX, Inc.(a)	29,926

		202,534

	Healthcare Products (6.2%)
228,459	Abbott Laboratories	18,176
5,255	Alcon, Inc.(a)	303
52,898	AtriCure, Inc.(a)	1,588
54,867	Baxter International, Inc.	4,186
9,300	Bio-Techne Corp.	1,903
297,875	Boston Scientific Corp.(a)	11,057
70,897	Danaher Corp.	9,390
34,785	Edwards Lifesciences Corp.(a)	6,125
25,992	Globus Medical, Inc. “A”(a)	1,172
24,613	iRhythm Technologies, Inc.(a)	1,878
39,329	Koninklijke Philips N.V.	1,675
120,836	Medtronic plc	10,732
53,023	NuVasive, Inc.(a)	3,213
6,480	Penumbra, Inc.(a)	872
1,815	Shockwave Medical, Inc.(a),(b)	77
1,200	Silk Road Medical, Inc.(a)	50
103,126	Smith & Nephew plc	1,991
3,889	Tecan Group AG	876
42,647	Thermo Fisher Scientific, Inc.	11,832
32,936	Zimmer Biomet Holdings, Inc.	4,056

		91,152

	Healthcare-Services (3.8%)
85,785	Acadia Healthcare Co., Inc.(a)	2,747
49,536	Anthem, Inc.	13,029
17,324	Fresenius SE & Co. KGaA	983
60,982	HCA Healthcare, Inc.	7,759
17,565	Humana, Inc.	4,486
12,715	ICON plc(a)	1,737
11,934	Molina Healthcare, Inc.(a)	1,547
52,033	NMC Health plc	1,915
7,961	Syneos Health, Inc.(a)	374
26,557	Teladoc Health, Inc.(a)	1,510
62,636	UnitedHealth Group, Inc.	14,599
18,124	WellCare Health Plans, Inc.(a)	4,682

		55,368

	Pharmaceuticals (6.9%)
28,477	Aimmune Therapeutics, Inc.(a)	574
175,104	Alkermes plc(a)	5,309
61,268	Allergan plc	9,006
96,838	Amneal Pharmaceuticals, Inc.(a)	1,246
217,077	AstraZeneca plc ADR	8,175
219,534	Bristol-Myers Squibb Co.	10,193
26,420	Chugai Pharmaceutical Co. Ltd.(c)	1,666
14,251	Clementia Pharmaceuticals, Inc.(a),(d),(e),(f)	15
209,702	Coherus Biosciences, Inc.(a)	3,339
19,585	Cyclerion Therapeutics, Inc.(a)	298
43,405	Daiichi Sankyo Co. Ltd.(c)	2,126

Portfolio of Investments | 2

Number of Shares	Security	Market Value (000)
56,771	Dermira, Inc.(a)	$630
61,825	Eisai Co. Ltd.(c)	3,604
44,168	Elanco Animal Health, Inc.(a)	1,391
84,761	Eli Lilly & Co.	9,921
89,331	G1 Therapeutics, Inc.(a)	1,912
18,072	Galapagos N.V.(a)	2,069
56,659	Global Blood Therapeutics, Inc.(a)	3,139
58,283	Heron Therapeutics, Inc.(a)	1,264
14,369	Hikma Pharmaceuticals plc	331
194,059	Ironwood Pharmaceuticals, Inc.(a)	2,307
17,065	Kala Pharmaceuticals, Inc.(a)	133
43,194	Laboratorios Farmaceuticos Rovi S.A.	891
8,344	McKesson Corp.	995
200,452	MediWound Ltd.(a)	1,066
203,369	Momenta Pharmaceuticals, Inc.(a)	2,845
108,352	Mylan N.V.(a)	2,924
43,453	MyoKardia, Inc.(a)	2,085
26,270	Novartis AG	2,145
26,730	ObsEva S.A.(a)	372
82,335	Ono Pharmaceutical Co. Ltd.(c)	1,544
105,394	PhaseBio Pharmaceuticals, Inc.(a)	1,381
114,504	Portola Pharmaceuticals, Inc.(a),(b)	4,042
66,820	Ra Pharmaceuticals, Inc.(a)	1,483
77,882	Revance Therapeutics, Inc.(a)	1,031
850,345	Sino Biopharmaceutical Ltd.	817
21,815	Takeda Pharmaceutical Co. Ltd.(c)	809
62,704	Teva Pharmaceutical Industries Ltd. ADR(a)	954
10,720	Tricida, Inc.(a)	367
32,692	UCB S.A.	2,593
50,605	UroGen Pharma Ltd.(a),(b)	1,819
190,204	WuXi AppTec Co. Ltd. “H”(a),(g)	2,340
22,108	Zealand Pharma A/S ADR(a),(b)	460

		101,611

	Total Consumer, Non-cyclical	500,285

	Financial (4.5%)
	Diversified Financial Services (4.5%)
407,409	Visa, Inc. “A”	66,990

	Industrial (3.4%)
	Aerospace/Defense (1.5%)
132,664	Harris Corp.	22,354

	Electronics (1.9%)
2,275,370	Flex Ltd.(a)	25,120
53,628	Itron, Inc.(a)	2,878

		27,998

	Total Industrial	50,352

	Technology (36.6%)
	Computers (4.0%)
49,935	Accenture plc “A”	9,121
624,255	Genpact Ltd.	22,660
290,734	Lumentum Holdings, Inc.(a)	18,017
195,028	Western Digital Corp.	9,970

		59,768

	Office/Business Equipment (0.5%)
34,001	Zebra Technologies Corp. “A”(a)	7,179

	Semiconductors (13.5%)
1,655,690	Advanced Micro Devices, Inc.(a)	45,747

3 | USAA Science & Technology Fund

Number of Shares	Security	Market Value (000)
227,399	KLA-Tencor Corp.	$28,989
1,641,838	Marvell Technology Group Ltd.	41,079
599,615	Micron Technology, Inc.(a)	25,220
2,841,986	Taiwan Semiconductor Manufacturing Co. Ltd.	23,820
126,100	Tokyo Electron Ltd.(c)	20,107
112,666	Xilinx, Inc.	13,535

		198,497

	Software (18.6%)
79,992	Adobe, Inc.(a)	23,138
59,293	Cerner Corp.(a)	3,940
120,798	Electronic Arts, Inc.(a)	11,433
185,287	Guidewire Software, Inc.(a)	19,733
524,298	Microsoft Corp.	68,473
680,800	Nexon Co. Ltd.(a),(c)	9,723
258,000	salesforce.com, Inc.(a)	42,660
124,521	ServiceNow, Inc.(a)	33,809
137,625	Splunk, Inc.(a)	18,998
259,100	SVMK, Inc.(a)	4,638
184,365	Workday, Inc. “A”(a)	37,911

		274,456

	Total Technology	539,900

	Total Common Stocks (cost: $951,069)	1,443,380

	PREFERRED STOCKS (0.2%)
	Communications (0.2%)
	Internet (0.2%)
55,796	Uber Technologies, Inc.(a),(d),(e),(f) (cost: $866)	2,622

	Total Equity Securities (cost: $951,935)	1,446,002

	MONEY MARKET INSTRUMENTS (2.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.0%)
28,785,126	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(h) (cost: $28,785)	28,785

	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.3%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
1,115,724	Goldman Sachs Financial Square Government Fund Institutional Class, 2.36%(h)	1,116
1,751,679	HSBC U.S. Government Money Market Fund Class I, 2.39%(h)	1,752
2,141,226	Invesco Government & Agency Portfolio Institutional Class, 2.34%(h)	2,141

	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned (cost: $5,009)	5,009

	Total Investments (cost: $985,729)	$1,479,796

Portfolio of Investments | 4

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$1,403,786	$39,579	$15	$1,443,380
Preferred Stocks	—	—	2,622	2,622
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	28,785	—	—	28,785
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market Funds	5,009	—	—	5,009

Total	$1,437,580	$39,579	$2,637	$1,479,796

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

5 | USAA Science & Technology Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2019 (unaudited)

GENERAL NOTES

A. Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Science & Technology Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund’s NAV is calculated will not need to be reflected in the value of the Funds’ foreign securities. However, the USAA Asset Management Company (the Manager) and the Funds’ subadviser(s) will monitor for events that would materially affect the value of the Fund’s foreign securities. The Funds’ subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds’ foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds’ foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

Notes to Portfolio of Investments | 6

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

7 | USAA Science & Technology Fund

C. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,475,129,000 at April 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.1% of net assets at April 30, 2019.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)	Non-income-producing security.

(b)	The security, or a portion thereof, was out on loan as of April 30, 2019.

(c)

Securities with a value of $39,579,000, which represented 2.7% of the Fund’s net assets, were classified as Level 2 as of April 30, 2019, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(d)

Security was fair valued at April 30, 2019, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust’s Board of Trustees. The total value of all such securities was $2,637,000, which represented 0.2% of the Fund’s net assets.

(e)	Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees.

(f)	Security was classified as Level 3.

(g)

Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees, unless otherwise noted as illiquid.

(h)	Rate represents the money market fund annualized seven-day yield at April 30, 2019.

Notes to Portfolio of Investments | 8